QUARTERLY FINANCIAL INFORMATION (Unaudited)	12 Months Ended
Dec. 28, 2019
QUARTERLY FINANCIAL INFORMATION (Unaudited)

NOTE 17. QUARTERLY FINANCIAL INFORMATION (Unaudited)

	First	Second	Third	Fourth
(In millions, except per share data)	Quarter	Quarter	Quarter	Quarter
2019
Net sales	$1,740.1	$1,795.7	$1,761.4	$1,772.9
Gross profit	465.4	482.3	471.7	484.7
Net (loss) income(1)	(146.9)	143.4	144.6	162.5
Net (loss) income per common share	(1.74)	1.70	1.72	1.95
Net (loss) income per common share, assuming dilution	(1.74)	1.69	1.71	1.92
2018
Net sales	$1,776.4	$1,854.2	$1,759.7	$1,768.7
Gross profit	483.4	501.4	459.2	471.5
Net income(2)	125.2	95.6	149.5	97.1
Net income per common share	1.42	1.09	1.71	1.13
Net income per common share, assuming dilution	1.40	1.07	1.69	1.11
(1)	In the first quarter of 2019, we recognized final settlement charges associated with the termination of the ADPP. Refer to Note 6, “Pension and Other Postretirement Benefits,” for more information.
(2)	In the fourth quarter of 2018, we recognized settlement charges related to lump-sum payments associated with the ADPP. Refer to Note 6, "Pension and Other Postretirement Benefits," for more information.

“Other expense (income), net” by type for each quarter is presented below.

	First	Second	Third	Fourth
(In millions)	Quarter	Quarter	Quarter	Quarter
2019
Restructuring charges:
Severance and related costs	$10.4	$6.1	$3.3	$25.5
Asset impairment charges and lease cancellation costs	.3	1.4	—	3.4
Other items:
Legal settlement	—	—	3.4	—
Transaction costs	—	—	—	2.6
Net gain on sales of assets	(3.2)	—	—	—
Other expense, net	$7.5	$7.5	$6.7	$31.5
2018
Restructuring charges:
Severance and related costs, net of reversals	$4.3	$58.8	$(7.1)	$7.0
Asset impairment charges and lease cancellation costs	8.4	.6	.7	1.0
Other items:
Argentine peso remeasurement transition loss	—	—	3.4	—
Other restructuring-related charge	.5	—	—	—
Reversal of acquisition-related contingent consideration	—	—	—	(5.0)
Net gain on sales of assets	(.4)	(2.3)	—	—
Other expense (income), net	$12.8	$57.1	$(3.0)	$3.0